Stockholders’ Equity (Deficit) - 10Q (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of Common Stock Reserved for Future Issuance
Neurogene OpCo had reserved shares of common stock for future issuance as follows:

	December 31,
	2023	2022
Conversion of Series A-1 (1)	—	18,604,653
Conversion of Series A-2 (1)	—	13,291,208
Conversion of Series B (1)	—	74,405,719
Total conversion of preferred stock	—	106,301,580
Options outstanding	823,833	468,632
Shares available for future grant under the 2018 Equity Incentive Plan	—	315,548
Shares available for future grant under the 2023 Equity Incentive Plan	2,237,722	—
Total common stock reserved	3,061,555	107,085,760
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(1)The convertible preferred stock does not reflect the application of the 0.0756 Exchange Ratio.
The Company had reserved shares of common stock for future issuance as follows:

	September 30, 2024	December 31, 2023
Unvested restricted stock units	477,613	–
Options outstanding	1,384,182	823,833
Shares available for future grant under the 2023 Equity Incentive Plan	1,468,403	2,237,722
Total common stock reserved	3,330,198	3,061,555